Segment Information - Summary of operating segments of assets and liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets	R$ 42,182,777	R$ 11,754,455	R$ 8,923,790
Total assets	60,917,597	21,184,512	15,379,549
Current liabilities	16,159,586	7,518,423	4,566,881
Non-current liabilities	17,370,903	10,303,744	8,238,566
Natura &Co LATAM
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets	20,228,016	4,574,087	3,992,000
Total assets	27,644,907	9,328,858	8,904,065
Current liabilities	12,410,585	3,116,454	3,650,203
Non-current liabilities	9,060,600	8,235,678	7,652,955
Avon International [Member]
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets	12,486,733
Total assets	19,097,959
Current liabilities	405,975
Non-current liabilities	5,625,774
TBS International
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets	7,821,884	6,146,960	4,518,655
Total assets	10,474,191	7,369,250	5,709,760
Current liabilities	2,291,459	1,065,447	681,660
Non-current liabilities	1,812,991	1,477,149	504,592
Aesop International [member]
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets	1,395,628	1,033,408	413,136
Total assets	2,148,869	1,435,830	765,724
Current liabilities	488,662	255,616	235,018
Non-current liabilities	618,531	590,917	81,019
Corporate Expenses [Member]
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets	250,516
Total assets	1,551,671	3,050,574
Current liabilities	562,905	R$ 3,080,906
Non-current liabilities	R$ 253,007